UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10471

        Credit Suisse Institutional Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (92.5%)
$3,000	Fannie Mae Discount Notes	(AAA , Aaa)	10/14/05	2.386	$2,997,415
4,000	Fannie Mae Discount Notes	(AAA , Aaa)	11/30/05	3.748	3,977,867
2,500	Fannie Mae Discount Notes	(AAA , Aaa)	12/14/05	3.923	2,482,271
1,500	Fannie Mae Discount Notes	(AAA , Aaa)	12/15/05	6.000	1,506,545
4,000	Fannie Mae Discount Notes	(AAA , Aaa)	12/28/05	3.920	3,965,924
2,000	Fannie Mae Discount Notes ##	(AAA , Aaa)	05/22/06	3.715	1,999,534
1,750	Federal Farm Credit Bank ##	(AAA , Aaa)	10/20/05	3.696	1,749,983
2,000	Federal Farm Credit Bank ##	(AAA , Aaa)	05/08/06	3.780	2,000,000
6,000	Federal Farm Credit Bank ##	(AAA , Aaa)	07/25/06	3.710	6,000,000
2,500	Federal Home Loan Bank	(AAA , Aaa)	03/15/06	2.500	2,483,422
2,220	Federal Home Loan Bank ##	(AAA , Aaa)	03/28/06	3.885	2,219,529
4,000	Freddie Mac Discount Notes	(AAA , Aaa)	10/04/05	3.417	3,998,884
4,000	Freddie Mac Discount Notes	(AAA , Aaa)	11/01/05	3.633	3,988,220
1,100	Freddie Mac Discount Notes	(AAA , Aaa)	11/14/05	3.654	1,095,160
2,800	Freddie Mac Discount Notes	(AAA , Aaa)	11/25/05	2.500	2,795,076
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	11/28/05	3.260	1,989,425
4,000	Freddie Mac Discount Notes	(AAA , Aaa)	12/13/05	3.711	3,970,313
3,300	Freddie Mac Discount Notes	(AAA , Aaa)	02/07/06	3.992	3,258,494

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $52,478,062)					52,478,062

REPURCHASE AGREEMENT (7.4%)
4,200	Goldman Sachs Tri Party Repo (Agreement dated
	9/30/05, to be repurchased at $4,202,333,
	collateralized by $2,661,000 Freddie Mac Note
	3.30% due 9/14/07 and $ 1,675,000 Federal Home
	Loan Bank 4.00% due 4/22/10. Market Value of
	collateral is $4,286,380) (Cost $4,200,000)	(A-1 , P-1)	10/03/05	3.750	4,200,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $56,678,062)					56,678,062

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					83,095

NET ASSETS (100.0%)					$56,761,157

Average Weighted Maturity-55 days (Unaudited)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of September 30, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and
Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc.— Prime Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

Par (000)		Ratings†(S&P/Moody’s)
			Maturity	Rate%	Value

COMMERCIAL PAPER (72.0%)
ASSET BACKED (62.8%)
$15,000	Atlantis One Funding Corp.	(A-1+ , P-1)	10/24/05	3.573	$14,966,075
10,000	Beta Finance, Inc.	(A-1+ , P-1)	10/27/05	3.593	9,974,289
10,000	Clipper Receivables Corp.	(A-1 , P-1)	11/03/05	3.686	9,966,450
20,000	Compass Securitization LLC	(A-1 , P-1)	10/24/05	3.773	19,951,955
6,500	Five Finance Corp.	(A-1+ , P-1)	10/04/05	3.650	6,498,028
10,000	Five Finance Corp.	(A-1+ , P-1)	10/21/05	3.619	9,980,056
10,000	Giro Funding Corp.	(A-1 , P-1)	12/15/05	3.914	9,919,167
22,000	Harwood Street Funding LLC	(A-1+ , P-1)	10/13/05	3.827	21,971,987
20,000	Hertz Fleet Funding LLC	(A-1 , P-1)	10/05/05	3.621	19,991,978
6,000	Hertz Fleet Funding LLC	(A-1 , P-1)	10/11/05	3.711	5,993,833
10,000	Jupiter Securitization Corp.	(A-1 , P-1)	10/14/05	3.632	9,986,964
22,000	Liberty Harbour CDO, Inc.	(A-1+ , P-1)	10/19/05	3.723	21,959,190
9,396	Mane Funding Corp.	(A-1+ , P-1)	12/19/05	3.896	9,316,410
10,000	Perry Global Funding, LLC	(A-1+ , P-1)	10/13/05	3.641	9,987,933
10,000	Perry Global Funding, LLC	(A-1+ , P-1)	11/02/05	3.684	9,967,556
12,000	Ranger Funding Co. LLC	(A-1+ , P-1)	10/12/05	3.501	11,987,277
6,000	Ranger Funding Co. LLC	(A-1+ , P-1)	10/13/05	3.682	5,992,660
10,000	Romulus Funding Corp.	(A-1 , P-1)	10/03/05	3.510	9,998,067
10,000	Romulus Funding Corp.	(A-1 , P-1)	12/13/05	3.904	9,921,525
11,000	Sigma Finance, Inc.	(A-1+ , P-1)	10/24/05	3.614	10,974,840
15,000	Tango Finance Corp.	(A-1+ , P-1)	10/07/05	3.611	14,991,025
15,000	White Pine Finance LLC	(A-1+ , P-1)	11/18/05	3.746	14,925,800
5,292	White Pine Finance LLC	(A-1+ , P-1)	11/22/05	3.578	5,265,017

TOTAL ASSET BACKED (Cost $274,488,082)					274,488,082

BANKING (9.2%)
15,500	Alliance & Leicester PLC	(A-1 , P-1)	11/03/05	3.710	15,447,713
10,000	Morgan Stanley	(A-1 , P-1)	11/28/05	3.816	9,939,100
15,000	Toronto-Dominion Holdings USA	(A-1 , P-1)	10/04/05	3.678	14,995,413

TOTAL BANKING (Cost $40,382,226)					40,382,226

TOTAL COMMERCIAL PAPER (Cost $314,870,308)					314,870,308

VARIABLE RATE CORPORATE OBLIGATIONS (10.2%)
Finance (10.2%)
10,000	Bank One N.A. ##	(AA- , Aa2)	10/17/05	3.709	10,007,161
10,000	Citigroup, Inc. ##	(AA- , Aa1)	11/21/05	3.935	10,011,041
12,000	Goldman Sachs Group, Inc. ##	(A+ , Aa3)	08/01/06	3.733	12,008,885
12,500	Merrill Lynch & Company, Inc. ##	(A+ , Aa3)	12/19/05	3.936	12,504,786

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $44,531,873)					44,531,873

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (3.9%)
$9,000	Federal Home Loan Bank ##	(AAA , Aaa)	12/28/05	3.885	$8,998,088
8,000	Freddie Mac Discount Notes	(AAA , Aaa)	12/12/05	3.530	7,943,520

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $16,941,608)					16,941,608

REPURCHASE AGREEMENT (13.9%)
60,605	Goldman Sachs Tri Party Repo (Agreement
	dated 9/30/05, to be repurchased at
	$60,607,367, collateralized by $7,500,000
	Fannie Mae Note 4.75% due 10/14/11,
	$8,000,000 Federal Home Loan Bank 5.15%
	due 2/28/11, $8,000,000 Federal Home
	Loan Bank 4.15% due on 11/16/07,
	$7,400,000 Federal Home Loan Bank
	4.25% due on 5/16/08, $8,000,000
	Federal Home Loan Bank 3.70%
	due on 2/23/07, $2,645,000 Federal Home
	Loan Bank 3.45% due on 4/01/08,
	$8,000,000 Federal Home Loan
	Bank 3.89% due on 11/21/08, $8,077,000
	Freddie Mac Note 4.13% due on 2/24/11
	and $4,110,000 Fannie Mae Note 4.81%
	due 4/05/10. Market Value of collateral is
	$61,819,514) (Cost $60,605,000)	(A-1+ , P-1)	10/03/05	3.750	60,605,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $436,948,789)					436,948,789

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.0%)					(209,927)

NET ASSETS (100.0%)					$436,738,862

Average Weighted Maturity-26 days (Unaudited)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of September 30, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and
Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Institutional Money Market Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005